Other Equity Matters (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend	$ 600,000	$ 117,184	$ 163,736
Payments for merger related costs	5,500
Dividend distributed to parent	$ 1,900
Preferred stock, redemption price per share (in dollars per share)	$ 25.00
Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative dividends	$ 2,200
Treasury Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of treasury stock acquired	100.00%
Treasury share acquired (in shares)		1,884,616	9,065,286